Sal De La Puna Joint Venture - Summary of Amounts Presented in Financial Statements of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Jan. 01, 2023 [1]	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 85,543	$ 122,293	[1]	$ 194,471	$ 194,471	$ 510,607
Total current assets	117,409	133,575	[1]		356,092
Non-current assets (including purchase price allocation adjustments)	1,013,814	921,451	[1]		660,456
Current liabilities	(240,272)	(214,940)	[1]		(224,117)
LAR's share of Sal de la Puna's net assets	183,207	181,270	[1]		$ 0
EXPENSES
Exploration and evaluation expenditures	10,078	21,214		4,733
General and administrative	14,654	21,401		13,339
Total expenses	60,369	36,346		105,309
Net loss	15,240	(1,288,369)		93,568
Sal de la Puna Holdings
CURRENT ASSETS
Cash and cash equivalents	49	88
Other current assets	1,540	348
Total current assets	1,589	436
Non-current assets (including purchase price allocation adjustments)	280,470	280,481
Current liabilities	(202)	(2,040)
Net assets	281,857	278,877
LAR's share of Sal de la Puna's net assets	183,207	181,270
EXPENSES
Exploration and evaluation expenditures	479	1,772		5,017
General and administrative	522	231		354
Total expenses	1,001	2,003		5,371
Foreign exchange and other (income)/loss	(730)	762		(3,563)
Net loss	$ 271	$ 2,765		$ 1,808

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.